Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Assets held for sale [abstract]
Assets held for sale

Balance at December 31, 2017	$1,701
Transfer from property, plant and equipment	194
Disposals	(107)
Write-downs	(691)
Balance at December 31, 2018	1,097
Disposals	(28)
Balance at December 31, 2019	$1,069